CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - shares	Jan. 11, 2021	Jan. 06, 2021	Dec. 16, 2020	Dec. 31, 2020
Aggregate number of shares owned		6,900,000
Class B Ordinary shares
Number Of Shares Subject To Forfeiture		900,000		900,000
Number of shares surrender	900,000		2,875,000
Share dividend		1,150,000
Aggregate number of shares owned		6,900,000